SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Percentage of deferred revenue	100.00%
Accounts receivable related to revenues from contracts with customers	$ 7,384,640	$ 2,122,803
Deferred revenue	$ 189,268	$ 219,936
Advertising [Member] | Minimum
Disaggregation of Revenue [Line Items]
Service periods	1 day
Advertising [Member] | Maximum
Disaggregation of Revenue [Line Items]
Service periods	1 year
Advertising Services Through Regional Distributors [Member] | Minimum
Disaggregation of Revenue [Line Items]
Service periods	11 months
Advertising Services Through Regional Distributors [Member] | Maximum
Disaggregation of Revenue [Line Items]
Service periods	24 months